RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Directors' fees		$ 449	$ 375	$ 246
Outstanding options		1,775,259	1,672,684	1,587,612	1,967,784
Stock options granted, exercise price	[1]	$ 6.90	$ 6.87	$ 6.64	$ 2.51
Options exercisable		1,061,474	987,568	1,039,011
Board of Directors [Member]
Related Party Transaction [Line Items]
Outstanding options		202,504
Stock options granted, exercise price		$ 5.28
Options exercisable		165,354

[1]	In dollars per share.